Investments and Fair Value of Financial Instruments (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Unrealized losses on affiliate warrants	$ 1,066	$ 14,824	$ 1,773	$ 16,451	$ 18,561	$ 16,287